Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net income (loss)	$ (27,414)	$ (502)
Adjustments to reconcile net income (loss) to net cash provided by operating activities
Depreciation and amortization	23,730	19,572
Write off of project development costs	3,939	0
Other	152	7
Change in operating assets and liabilities	(57,716)	386
Unit-based compensation expense	64,874	712
Loss on extinguishment of debt	6,676	0
Change in operating assets and liabilities:
Net cash provided by operating activities	14,241	20,175
Cash flows from investing activities:
Purchases of property and equipment	(10,440)	(2,778)
Cash paid for acquisitions, net of cash acquired	0	(10,756)
Net cash used in investing activities	(10,440)	(13,534)
Cash flows from financing activities:
Issuance of Class A common stock in IPO, net of underwriting discount	552,542	0
Repayment of term debt	(405,203)	(1,015)
Payment of deferred acquisition consideration	(5,500)	0
Payments of offering costs	(3,536)	0
Proceeds from debt	0	32,500
Payments of financing fees	(2,919)
Payments for finance leases	(2,901)	(1,979)
Proceeds on equipment financing	0	14,500
Payments on equipment financing	(1,523)	(1,764)
Distributions to parent	(144,845)	(47,844)
Payment of debt issuance costs	(2,800)	0
Net cash used in financing activities	(13,766)	(5,602)
Net increase (decrease) in cash and cash equivalents	(9,965)	1,039
Cash and cash equivalents, beginning of period	394,876	207,987	$ 207,987
Cash and cash equivalents, end of period	384,911	209,026	394,876	$ 207,987
Supplemental cash flow information
Income taxes paid	0	0	2,488	598
Interest paid	8,572	12,073
Supplemental Disclosure Of Non Cash Fnancing Activities [Abstract]
Deferred offering costs in accounts payable	1,939	0
Deferred offering costs reclassified to APIC	9,843	0
SOLV Energy Holdings LLC [Member]
Cash flows from operating activities:
Net income (loss)			149,703	9,924	$ (109,843)
Adjustments to reconcile net income (loss) to net cash provided by operating activities
Depreciation and amortization			85,543	84,836	81,832
Write off of project development costs			7,180	457	498
Amortization of debt issuance costs			1,337	4,329	2,790
Allowance for credit losses			437	(2,635)	2,234
Unit-based compensation expense			27,326	8,607	2,375
Gain on investment			0	(750)	(1,803)
Change in fair value of derivative			17	(236)	220
Loss on disposal of property and equipment			38	215	0
Loss on extinguishment of debt			0	3,061	0
Change in operating assets and liabilities:
Accounts receivable			21,469	(49,970)	81,709
Contract assets			(100,437)	133,127	30,731
Other current and non-current assets			(32,801)	(2,526)	(24,708)
Accounts payable and accrued expenses			109,250	(96,457)	(89,820)
Contract liabilities			66,896	24,344	75,746
Long-term liabilities			(4,313)	1,287	(1,669)
Net cash provided by operating activities			331,645	117,613	50,292
Cash flows from investing activities:
Purchases of property and equipment			(21,411)	(8,569)	(14,404)
Proceeds from sale of property and equipment			0	300	0
Cash paid for acquisitions, net of cash acquired			(55,331)
Distribution from investment			0	0	3,046
Investment in unconsolidated entity			0	0	(2,500)
Net cash used in investing activities			(76,742)	(8,269)	(13,858)
Cash flows from financing activities:
Payments of offering costs			(4,179)	0	0
Proceeds from debt			32,500	0	0
Principal payments on debt			(4,062)	(18,622)	(4,000)
Proceeds from line of credit			0	97,250	126,760
Repayments to line of credit			0	(97,250)	(145,000)
Payments of financing fees			0	(8,781)	0
Payments for finance leases			(9,324)	(4,299)	(3,701)
Proceeds on equipment financing			14,500	0	24,842
Payments on equipment financing			(6,201)	(3,467)	(1,831)
Contingent Consideration			0	0	(32,833)
Deferred purchase price			0	(34,144)	0
Contribution from non-controlling interests			0	465	888
Distributions to parent			(91,248)	(10,525)	0
Net cash used in financing activities			(68,014)	(79,373)	(34,875)
Net increase (decrease) in cash and cash equivalents			186,889	29,971	1,559
Cash and cash equivalents, beginning of period	$ 394,876	$ 207,987	207,987	178,016	176,457
Cash and cash equivalents, end of period			394,876	207,987	178,016
Supplemental cash flow information
Income taxes paid			2,488	598	204
Interest paid			$ 55,934	$ 43,227	$ 53,742